Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pioneer Series Trust VIII
Entity Central Index Key	0000893660
Document Period End Date	May 31, 2024
C000201060 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer International Equity Fund
Class Name	Class K
Trading Symbol	PIEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer International Equity Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$38	0.71%^
^	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 637,996,913
Holdings Count | Holding	50	[2]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$637,996,913
Total number of portfolio holdings	50^^
Portfolio turnover rate	18%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
GEOGRAPHICAL DISTRIBUTION
(as of May 31, 2024)*
Japan	25.3%
Germany	11.9%
United Kingdom	11.0%
Ireland	8.0%
France	7.8%
Italy	7.5%
Switzerland	6.0%
South Korea	5.2%
Netherlands	4.3%
Canada	4.3%
United States	2.5%
Bermuda	2.3%
Taiwan	2.0%
China	1.9%
Russian Federation†	0.0%
*	As a percentage of total investments excluding short-term investments.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Statement [Text Block]	On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund.
Accountant Change Date	Mar. 25, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000011226 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer International Equity Fund
Class Name	Class C
Trading Symbol	PCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer International Equity Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.80%^
^	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.80%	[3]
Net Assets	$ 637,996,913
Holdings Count | Holding	50	[4]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$637,996,913
Total number of portfolio holdings	50^^
Portfolio turnover rate	18%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
GEOGRAPHICAL DISTRIBUTION
(as of May 31, 2024)*
Japan	25.3%
Germany	11.9%
United Kingdom	11.0%
Ireland	8.0%
France	7.8%
Italy	7.5%
Switzerland	6.0%
South Korea	5.2%
Netherlands	4.3%
Canada	4.3%
United States	2.5%
Bermuda	2.3%
Taiwan	2.0%
China	1.9%
Russian Federation†	0.0%
*	As a percentage of total investments excluding short-term investments.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Statement [Text Block]	On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund.
Accountant Change Date	Mar. 25, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000011223 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer International Equity Fund
Class Name	Class Y
Trading Symbol	INVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer International Equity Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.72%^
^	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[5]
Net Assets	$ 637,996,913
Holdings Count | Holding	50	[6]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$637,996,913
Total number of portfolio holdings	50^^
Portfolio turnover rate	18%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
GEOGRAPHICAL DISTRIBUTION
(as of May 31, 2024)*
Japan	25.3%
Germany	11.9%
United Kingdom	11.0%
Ireland	8.0%
France	7.8%
Italy	7.5%
Switzerland	6.0%
South Korea	5.2%
Netherlands	4.3%
Canada	4.3%
United States	2.5%
Bermuda	2.3%
Taiwan	2.0%
China	1.9%
Russian Federation†	0.0%
*	As a percentage of total investments excluding short-term investments.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Statement [Text Block]	On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund.
Accountant Change Date	Mar. 25, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000011224 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer International Equity Fund
Class Name	Class A
Trading Symbol	PIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer International Equity Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.08%^
^	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%	[7]
Net Assets	$ 637,996,913
Holdings Count | Holding	50	[8]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$637,996,913
Total number of portfolio holdings	50^^
Portfolio turnover rate	18%
^^	Short-term investments and derivative contracts other than purchased options are not included.

Holdings [Text Block]
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
GEOGRAPHICAL DISTRIBUTION
(as of May 31, 2024)*
Japan	25.3%
Germany	11.9%
United Kingdom	11.0%
Ireland	8.0%
France	7.8%
Italy	7.5%
Switzerland	6.0%
South Korea	5.2%
Netherlands	4.3%
Canada	4.3%
United States	2.5%
Bermuda	2.3%
Taiwan	2.0%
China	1.9%
Russian Federation†	0.0%
*	As a percentage of total investments excluding short-term investments.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Statement [Text Block]	On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund.
Accountant Change Date	Mar. 25, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

[1]	Annualized
[2]	Short-term investments and derivative contracts other than purchased options are not included.
[3]	Annualized
[4]	Short-term investments and derivative contracts other than purchased options are not included.
[5]	Annualized
[6]	Short-term investments and derivative contracts other than purchased options are not included.
[7]	Annualized
[8]	Short-term investments and derivative contracts other than purchased options are not included.